Stockholders' Equity - Schedule of Accumulated Other Comprehensive Loss (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 28, 2025	Mar. 31, 2025	Jun. 29, 2024	Mar. 31, 2024	Jun. 28, 2025	Jun. 29, 2024	Dec. 31, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 842,980	$ 833,014	$ 782,060	$ 774,906	$ 833,014	$ 774,906	$ 774,906	$ 774,906	$ 694,240	$ 624,720
Other comprehensive income	821		(176)		1,191	(677)	(675)	(675)	(18)
Balance	864,610	842,980	$ 798,866	782,060	864,610	798,866	833,014	833,014	774,906	$ 694,240
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ (693)		$ (18)	(693)	$ (18)	(18)	$ (18)
Other comprehensive income					1,191
Balance	$ 498				$ 498		$ (693)		$ (18)